SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Earnings Per Share, Policy (Details) - shares	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Details
Potentially dilutive securities, Common shares from convertible debentures	79,305,246	77,955,991	73,836,601	73,871,688
Potentially dilutive securities, Common shares from outstanding warrants	246,942,006	249,677,006	227,944,339	223,204,339